OTHER NON-FINANCIAL ASSETS (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Aircraft [member]
OTHER NON-FINANCIAL ASSETS (Details) [Line Items]
Reserve maintainance	$ 8,613